Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Property, Plant and Equipment Estimated Useful Lives	Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	5 to 50
Buildings Improvements	1 to 40
Leasehold Improvements	1 to 40
Machinery and Equipment	1 to 30

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share
Basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2021	2020	2019
Basic common shares outstanding	443.7	442.6	441.9
Dilutive effect of stock awards	1.7	1.5	1.1
Diluted common shares outstanding	445.4	444.1	443.0